Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of foreign currency risk
	2021		2020
	USD $	CAD $	USD $	CAD $	ILS $
Cash and cash equivalents	2,742,688	108,688	2,954,589	107,605	-
Trade receivables	23,801	-	45,591	-	-
Trade payables	18,556	43,466	29,946	1,923	41,771
Total exposure	2,785,045	152,154	3,030,126	109,528	41,771

Schedule of exchange rates
	Impact on loss for the period		Impact on other components of equity
	2021 A$	2020 A$	2021 A$	2020 A$
USD/AUD exchange rate – change by 4.9% (2020: 3.3%)	136,467	99,994	5,219	4,035

Schedule of trade receivables
	Days past due
	Current	1-30	31-60	61-90	91-120	121+	Total
30 June 2021	A$	A$	A$	A$	A$	A$	A$
Expected credit loss rate	0.00%	0.00%	13.07%	21.88%	34.09%	53.58%
Gross carrying amount	23,801	4,752	-	-	-	-	28,553
Loss allowance	-	-	-	-	-	-	-

	Days past due
30 June 2020	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate	0.60%	8.06%	0.00%	23.35%	38.30%	100.00%
Gross carrying amount	2,820	1,055	-	14,476	7,447	23,721	49,519
Loss allowance	17	85	-	3,380	2,852	23,721	30,055

Schedule of contractual undiscounted cash flows
Contractual maturities of financial liabilities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/ liabilities
At 30 June 2021	A$	A$	A$	A$	A$	A$	A$
Trade and other payables	132,514	-	-	-	-	132,514	132,514
Lease liabilities	20,498	-	-	-	-	20,498	20,498
Total	153,012	-	-	-	-	153,012	153,012
At 30 June 2020
Trade and other payables	173,663	-	-	-	-	173,663	173,663
Lease liabilities	20,890	21,286	21,286	-	-	63,462	63,462
Total	194,553	21,286	21,286	-	-	237,125	237,125